Consolidated Statements of Operations (Unaudited) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2011	Jun. 30, 2010
Consolidated Statements Of Operations
Revenues	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
General and administrative	(16,724)	(2)	(50,654)	(2)	(19,970)	9
OPERATING LOSS	(16,724)	(2)	(50,654)	(2)	(19,970)	(9)
OTHER INCOME:
Interest income, net	55	0	95	0	62	0
Total other income	55	0	95	0	62	0
NET LOSS BEFORE INCOME TAXES	(16,669)	(2)	(50,559)	(2)	(19,908)	(9)
Income taxes	0	0	0	0	0	0
NET LOSS	$ (16,669)	$ (2)	$ (50,559)	$ (2)	$ (19,908)	$ (9)
Net loss per common share - basic and diluted	$ (0.11)	$ 0	$ (0.35)	$ 0	$ (0.20)	$ (0.02)
Weighted average common shares outstanding - basic and diluted	149,141,797	419,280	149,141,797	419,280	100,708,047	419,200